Consolidated Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue (Note 21)	$ 1,158,519	$ 1,053,019	$ 898,126
Cost of sales	911,644	834,136	696,719
Gross profit	246,875	218,883	201,407
Selling, general and administrative expenses	136,674	122,466	107,592
Research expenses	12,527	12,024	11,601
Operating expenses	149,201	134,490	119,193
Operating profit before manufacturing facility closures, restructuring and other related charges	97,674	84,393	82,214
Manufacturing facility closures, restructuring and other related charges (Note 4)	5,136	7,060	1,359
Operating profit	92,538	77,333	80,855
Finance costs (income) (Note 3)
Interest	31,690	17,072	7,246
Other expense (income), net	3,314	3,810	(3,398)
Finance costs (income)	35,004	20,882	3,848
Earnings before income tax expense	57,534	56,451	77,007
Income tax expense (benefit) (Note 5)
Current	17,195	934	6,635
Deferred	(885)	8,868	6,414
Income tax expense	16,310	9,802	13,049
Net earnings	41,224	46,649	63,958
Net earnings (loss) attributable to:
Company shareholders	41,216	46,753	64,224
Non-controlling interests	8	(104)	(266)
Net earnings	$ 41,224	$ 46,649	$ 63,958
Earnings per share attributable to Company shareholders (Note 6)
Basic (in US dollars per share)	$ 0.70	$ 0.79	$ 1.09
Diluted (in US dollars per share)	$ 0.70	$ 0.79	$ 1.08